Reinsurance - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reinsurance (Textual) [Abstract]
Ceded revenue	[1]	$ 444	$ 329	$ 369
Nationwide Advantage Mortgage Company [Member]
Reinsurance (Textual) [Abstract]
Ceded revenue		257	158	209
Other Assets [Member]
Reinsurance (Textual) [Abstract]
Amounts recoverable under reinsurance contracts		$ 1,000	$ 1,100	$ 683

[1]	Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company's accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.